SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Useful Life	7 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life	7 years
Machinery and Equipment [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Useful Life	7 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Minimum [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Computer Equipment [Member] | Maximum [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Useful Life	7 years